Financial risk management (Details) ₨ in Millions, $ in Millions		Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Assets:
Cash and cash equivalents		₨ 5,779	$ 70	₨ 14,852
Trade and other receivables		72,485		66,818
Total		321,854	3,916	292,827
Liabilities:
Trade and other payables		26,444	322	25,572
Long-term borrowings		1,278	16	5,746
Other liabilities and provisions		30,926		26,238
Total		90,863	$ 1,106	102,300
Foreign Currency Risk from Non-derivative Financial Instruments [Member]
Assets:
Cash and cash equivalents		3,032		11,840
Other investments		6,263		26
Trade and other receivables		52,644		45,914
Other assets		1,922		164
Total		63,861		57,944
Liabilities:
Trade and other payables		13,073		9,500
Long-term borrowings		1,557		1,982
Other liabilities and provisions		9,158		6,940
Total		23,788		18,422
US Dollars [Member] | Non-derivative financial instruments [Member]
Assets:
Cash and cash equivalents		2,613		11,468
Other investments		6,263		26
Trade and other receivables		51,106		44,443
Other assets		627		125
Total		60,609		56,062
Liabilities:
Trade and other payables		9,745		6,742
Long-term borrowings		1,346		1,885
Other liabilities and provisions		8,433		6,258
Total		19,524		14,885
Euro [Member] | Non-derivative financial instruments [Member]
Assets:
Cash and cash equivalents		228		205
Other investments		0		0
Trade and other receivables		266		382
Other assets		31		19
Total		525		606
Liabilities:
Trade and other payables		2,496		2,019
Long-term borrowings		90		29
Other liabilities and provisions		81		146
Total		2,667		2,194
Russian roubles [Member] | Non-derivative financial instruments [Member]
Assets:
Cash and cash equivalents		60		80
Other investments		0		0
Trade and other receivables		978		945
Other assets		1,250		3
Total		2,288		1,028
Liabilities:
Trade and other payables		530		455
Long-term borrowings		19		16
Other liabilities and provisions		104		123
Total		653		594
Other Currency [Member] | Non-derivative financial instruments [Member]
Assets:
Cash and cash equivalents	[1]	131		87
Other investments	[1]	0		0
Trade and other receivables	[1]	294		144
Other assets	[1]	14		17
Total	[1]	439		248
Liabilities:
Trade and other payables	[1]	302		284
Long-term borrowings	[1]	102		52
Other liabilities and provisions	[1]	540		413
Total	[1]	₨ 944		₨ 749

[1]	Others primarily consists of U.K. pounds sterling, Swiss francs, Romanian new leus, Chinese yuans (Renminbi), Canadian dollars and Ukrainian hryvnia.